Cover	Mar. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Unicycive Therapeutics, Inc. (the “Company”) is filing this Form 8-K/A to its Current Report on Form 8-K as originally filed with the Securities and Exchange Commission on March 14, 2024, (the “Original Filing”), solely to re-file Exhibits 4.2 and 4.3 to correct the Expiration Date on the first page of each such exhibit as the Expiration Date in such exhibits in the Original Filing contained the incorrect expiration dates due to an indavertent clerical error. No other changes have been made from the Original Filing.
Document Period End Date	Mar. 13, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40582
Entity Registrant Name	UNICYCIVE THERAPEUTICS, INC.
Entity Central Index Key	0001766140
Entity Tax Identification Number	81-3638692
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4300 El Camino Real
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Los Altos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94022
City Area Code	650
Local Phone Number	351-4495
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	UNCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false